Income Taxes (Tables)	12 Months Ended
Jul. 31, 2021
Income Taxes
Schedule of Income Tax

	Year ended
	July 31, 2021	July 31, 2020	July 31, 2019
Net loss before recovery of income taxes	$(428,334)	$(4,024,536)	$(4,712,789)

Expected income tax (recovery) expense	(115,650)	(1,086,642)	(1,272,452)
Differences in foreign tax rates	30,180	(31,225)	(42,930)
Tax rate changes and other adjustments	-	-	5,893
Share-based compensation and non-deductible expenses	497,158	1,058	13,823
Change in fair value warrant liability	(2,486,560)	-	-
Foreign exchange loss	588,574	-	-
Share issuance cost booked directly to equity	(1,360,584)	-	(25,833)
Change in deferred tax assets not recognized	2,846,882	1,116,809	1,321,499

Income tax (recovery) expense	$-	$-	$-

Schedule of Components of Deferred Tax

The following table summarizes the components of deferred tax:

	July 31, 2021	July 31, 2020

Deferred Tax Assets
Warrant liability	$7,752	$-
Operating tax losses carried forward- USA	51,580	54,782
	59,332	54,782
Deferred tax liabilities
Intellectual property	(51,580)	-
Convertible debentures	(7,752)	(54,782)
	(59,332)	(54,782)
Net deffered tax liability	$-	$-

Schedule of Components of the Unrecognized Deferred Tax Assets

The following table summarizes the components of the unrecognized deductible temporary differences:

Deferred Tax Assets
Non-capital losses carried forward - USA	$13,727,000	$11,218,338
Non-capital losses carried forward - Canada	6,791,150	4,107,853
Warrant liability	149,290	-
Short term loans	1,566	7,460
Share issuance costs	5,496,290	287,615
Marketable securities	87,096	87,095
Property, plant and equipment - Canada	2,708	2,711
	$26,255,100	$15,711,072

Schedule of Non-Capital Income Tax Losses

The Company has Canadian non-capital income tax losses which expire as noted in the below table.

2035	$599,000
2036	365,270
2037	447,450
2038	981,420
2039	797,990
2040	916,720
2041	2,863,290
$6,971,140

Schedule of Tax Loss Carry Forwards	The Company has U.S. tax loss carry forwards which expire as noted in the below table.

2033	$262,170
2034	1,379,290
2035	1,683,870
2036	1,096,020
Indefinite	9,305,670
$13,727,020